Shareholders' equity (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current assets	$ 1,207,268	$ 1,059,826
Current liabilities	1,145,293	1,092,794
Non-current assets	3,430,197	3,844,271
Non-current liabilities	2,431,879	2,359,266
Attributable to non-controlling interests	246,363	254,713
Net revenues	2,766,481	2,573,233	$ 3,033,990
Net (loss) income for the year	(187,407)	(291,810)	76,988
Other comprehensive loss for the year	(186,630)	79,025	60,864
Total comprehensive (loss) income for the year	(374,037)	(212,785)	137,852
Net cash provided by (used in) operating activities	349,720	256,198	268,963
Net cash (used in) provided by financing activities	61,936	(34,636)	(151,567)
(Decrease) increase in cash and cash equivalents	163,278	(40,567)	$ (245,991)
Nexa Resources Peru S.A.A. [member]
IfrsStatementLineItems [Line Items]
Current assets	840,727	581,466
Current liabilities	381,329	292,067
Current net assets	459,398	289,399
Non-current assets	1,176,393	1,361,412
Non-current liabilities	422,555	385,208
Non-current net assets	753,838	976,204
Net assets	1,213,236	1,265,603
Attributable to non-controlling interests	205,102	207,966
Net revenues	881,122	735,337
Net (loss) income for the year	(41,999)	12,491
Other comprehensive loss for the year
Total comprehensive (loss) income for the year	(41,999)	12,491
Comprehensive (loss) income attributable to non-controlling interests	(5,229)	(9,206)
Dividends paid to non-controlling interests	5,938	124
Net cash provided by (used in) operating activities	253,005	206,163
Net cash used in investing activities	(108,517)	(226,991)
Net cash (used in) provided by financing activities	(23,800)	(3,604)
(Decrease) increase in cash and cash equivalents	120,688	(26,145)
Pollarix S.A. [member]
IfrsStatementLineItems [Line Items]
Current assets	21,597	12,283
Current liabilities	8,169	11,734
Current net assets	13,428	549
Non-current assets	53,843	73,312
Non-current liabilities	11,099	9,421
Non-current net assets	42,744	63,891
Net assets	56,172	64,440
Attributable to non-controlling interests	42,569	46,747
Net revenues	27,919	11,740
Net (loss) income for the year	28,959	13,700
Other comprehensive loss for the year	(14,886)	5,606
Total comprehensive (loss) income for the year	14,073	19,306
Comprehensive (loss) income attributable to non-controlling interests	15,026	14,261
Dividends paid to non-controlling interests	14,616	23,589
Net cash provided by (used in) operating activities	(11,615)	(5,189)
Net cash used in investing activities	2,130	36,993
Net cash (used in) provided by financing activities	13,783	(32,185)
(Decrease) increase in cash and cash equivalents	$ 4,298	$ (381)